Note 23 - Equity-settled Share-based Expense - Share-based Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity-settled share-based payment expense	$ 806	$ 835	$ 170	$ 24
Cash-settled share-based payment expense		976	618
Share option programmes [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense		29	170	24
Restricted and performance share units [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense		853	618
Facilitation and advanced dividend loan modification [member]
Statement Line Items [Line Items]
Equity-settled share-based payment expense		806
Cash-settled awards [member]
Statement Line Items [Line Items]
Cash-settled share-based payment expense		$ 123	$ 0	$ 0